================================================================================

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: September 30, 2002
                                              --------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [X] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Account Management, LLC
          ---------------------------------------------
 Address: 2 Newbury Street
          ---------------------------------------------
          Boston, MA 02116
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-01363
                        --------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Peter de Roetth
          ---------------------------------------------
 Title:   Principal
          ---------------------------------------------
 Phone:   617-236-4200
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Peter de Roetth      Boston, MA                    11/12/02
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):
 [ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
 [ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                                                                                                                SEC USE ONLY
                                                                                                                ------------


          Page  1  of  4        FORM 13 F              Name of Reporting Manager Account Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
      Item 1:               Item 2:  Item 3:     Item 4:         Item 5:              Item 6:          Item 7:        Item 8:
  Name of Issuer            Title of CUSIP      Fair Market    Shares or            Investment        Managers        Voting
                             Class   Number       Value        Principal            Discretion      See Instr. V     Authority
                                                                 Amount                                               (Shares)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         (a) Sole (b) Shared- (c) Shared-       (a)     (b)    (c)
                                                                                  As Defined      Other         Sole  Shared   None
                                                                                  in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products   Common   57772K101   70,285,593  2,838,675   2,838,675                          2,838,675
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board   Common   21988R102   12,838,935    449,700     449,700                            449,700
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
     IDT Corporation        Common   448947101      806,850     49,500      49,500                             49,500
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
 IDT Corporation Class B    Common   448947309   18,406,731  1,200,700   1,200,700                          1,200,700
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
      Supertex Inc.         Common   868532102    9,460,880    909,700     909,700                            909,700
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
      Costar Group          Common   22160N109    5,025,600    279,200     279,200                            279,200
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
      Credit Acceptance     Common   225310101    7,976,550    972,750     972,750                            972,750
       Corporation           Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Lionbridge Technology     Common   536252109    1,928,804  1,176,100   1,176,100                          1,176,100
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
   Jupiter Media Group      Common   48207D101      187,150     98,500      98,500                             98,500
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
    Miller Industries       Common   600551105    3,036,959  1,050,851   1,050,851                          1,050,851
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
         COLUMN TOTALS                          129,954,052  9,025,676
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                SEC USE ONLY
                                                                                                                ------------


          Page  2  of  4        FORM 13 F              Name of Reporting Manager Account Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
      Item 1:               Item 2:  Item 3:     Item 4:         Item 5:              Item 6:          Item 7:        Item 8:
  Name of Issuer            Title of CUSIP      Fair Market    Shares or            Investment        Managers        Voting
                             Class   Number       Value        Principal            Discretion      See Instr. V     Authority
                                                                 Amount                                               (Shares)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         (a) Sole (b) Shared- (c) Shared-       (a)     (b)    (c)
                                                                                  As Defined      Other         Sole  Shared   None
                                                                                  in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 CyberSource Corporation    Common   23251J106    1,013,844    506,922     506,922                            506,922
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
     Net2Phone, Inc.        Common   64108N106    4,756,580  2,015,500   2,015,500                          2,015,500
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
       Adtran Inc.          Common   00738A106      234,000     15,000      15,000                             15,000
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
 Integral Systems, Inc.     Common   45810H107      286,650     15,000      15,000                             15,000
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
    Dean Foods, Inc.        Common   242370104    1,929,330     48,500      48,500                             48,500
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
 Province Healthcare Co.    Common   743977100      728,875     42,500      42,500                             42,500
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
    WebMD Corporation       Common   94769M105       57,750     11,000      11,000                             11,000
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
  StorageNetworks Inc.      Common   86211E103       17,500     14,000      14,000                             14,000
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
 Agnico Eagle Mines Ltd.    Common   008474108      480,300     30,000      30,000                             30,000
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
 Bright Horizons Family     Common   109195107    4,301,220    154,000     154,000                            154,000
      Solutions              Stock
-----------------------------------------------------------------------------------------------------------------------------------
         COLUMN TOTALS                           13,806,049  2,852,422
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                SEC USE ONLY
                                                                                                                ------------


          Page  3  of  4        FORM 13 F              Name of Reporting Manager Account Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
      Item 1:               Item 2:  Item 3:     Item 4:         Item 5:              Item 6:          Item 7:        Item 8:
  Name of Issuer            Title of CUSIP      Fair Market    Shares or            Investment        Managers        Voting
                             Class   Number       Value        Principal            Discretion      See Instr. V     Authority
                                                                 Amount                                               (Shares)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         (a) Sole (b) Shared- (c) Shared-       (a)     (b)    (c)
                                                                                  As Defined      Other         Sole  Shared   None
                                                                                  in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage   Common   313586109      893,100     15,000      15,000                             15,000
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
     Sun Hydraulics         Common   866942105    1,825,600    224,000     224,000                            224,000
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
     Hewlett Packard        Common   428236103      250,905     21,500      21,500                             21,500
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
         AlTell             Common   020039103      318,953      7,948       7,948                              7,948
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
     Glaxo Wellcome         Common   37733W105      269,010      7,000       7,000                              7,000
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
          Exxon             Common   302290101      153,120      4,800       4,800                              4,800
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
    Cabot Corporation       Common   038505103      273,000     13,000      13,000                             13,000
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
   Aradigm Corporation      Common   038505103      217,350    103,500     103,500                            103,500
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
   Chevron Corporation      Common   166751107      166,200      2,400       2,400                              2,400
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
         Pepsico            Common   713344108      443,400     12,000      12,000                             12,000
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
         COLUMN TOTALS                            4,810,638    411,148
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                SEC USE ONLY
                                                                                                                ------------


          Page  4  of  4        FORM 13 F              Name of Reporting Manager Account Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
      Item 1:               Item 2:  Item 3:     Item 4:         Item 5:              Item 6:          Item 7:        Item 8:
  Name of Issuer            Title of CUSIP      Fair Market    Shares or            Investment        Managers        Voting
                             Class   Number       Value        Principal            Discretion      See Instr. V     Authority
                                                                 Amount                                               (Shares)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         (a) Sole (b) Shared- (c) Shared-       (a)     (b)    (c)
                                                                                  As Defined      Other         Sole  Shared   None
                                                                                  in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
  Invacare Corporation      Common   461203101      441,825     12,900      12,900                             12,900
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
   Johnson and Johnson      Common   478160104    2,868,620     53,044      53,044                             53,044
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
      Schlumberger          Common   806857108      330,756      8,600       8,600                              8,600
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
     Newmount Mining        Common   651639106      660,240     24,000      24,000                             24,000
       Corporation           Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Aberdeen Asia-Pacific     Common   003009107      614,250    135,000     135,000                            135,000
         Income              Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Liberty Media Corp.       Common   530718105      470,290     65,500      65,500                             65,500
       Ser. A                Stock
-----------------------------------------------------------------------------------------------------------------------------------
      Dow Chemical          Common   260543103      279,928     10,250      10,250                             10,250
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc.     Common   084670108    1,551,900         21          21                                 21
    Del. Cl. B               Stock
-----------------------------------------------------------------------------------------------------------------------------------
 Applied Materials Inc.     Common   038222105      231,000     20,000      20,000                             20,000
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
    Intel Corporation       Common   458140100      277,800     20,000      20,000                             20,000
                             Stock
-----------------------------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS                           7,726,608    349,315
-----------------------------------------------------------------------------------------------------------------------------------